UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 1999

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TPK ASSET MANAGEMENT, INC.
Address:     9011 ARBORETUM PARKWAY, SUITE 175
             RICHMOND, VA  23236

Form 13F File Number: 01-45484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        THOMAS A TIERNEY
Title:       PRESIDENT
Phone:       804-560-0450

Signature, Place, and Date of Signing:

PORANEE P REAMS                         RICHMOND, VA 23236             4/14/99
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:               29

Form 13F Information Table Value Total:         $232,738

List of Other Included Managers:

No.    13F File Number    Name

01     01-45484           THOMAS A TIERNEY - PRESIDENT

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5
    COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- --------
---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/
PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN
CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- ---
---- -------- ------------ -------- -------- --------
AMERICAN INTL GROUP              COMMON   026874107    15276        126637 SH
    SOLE     2              126637
BJ SERVICES CO                   COMMON   055482103     4920        211600 SH
    SOLE     2              211600
BANK ONE CORP                    COMMON   06423A103     8386        152300 SH
    SOLE     2              152300
CMAC INVESTMENT CORP             COMMON   125662106     6189        158700 SH
    SOLE     2              158700
CARNIVAL CORP                    COMMON   143658102    12111        249400 SH
    SOLE     2              249400
CENDANT CORPORATION              COMMON   151313103     6828        428400 SH
    SOLE     2              428400
CHASE MANHATTAN CORP             COMMON   16161A108     7177         88200 SH
    SOLE     2               88200
DANA CORP                        COMMON   235811106     3830        100800 SH
    SOLE     2              100800
DANAHER                          COMMON   235851102     4922         94200 SH
    SOLE     2               94200
DIAMOND OFFSHORE                 COMMON   25271C102     2470         78100 SH
    SOLE     2               78100
DILLARD DEPT STORES              COMMON   254067101     2865        112900 SH
    SOLE     2              112900
DOVER CORP                       COMMON   26000310      2097         63800 SH
    SOLE     2               63800
EASTMAN KODAK CO                 COMMON   277461109     5046         79000 SH
    SOLE     2               79000
FEDERAL HOME LN MTG              COMMON   313400301    24612        429440 SH
    SOLE     2              429440
FED NATL MTG ASSN                COMMON   313586109    20954        302580 SH
    SOLE     2              302580
FEDERATED DEPT STORE             COMMON   31410H101     6741        168000 SH
    SOLE     2              168000
FIRST UN CORP                    COMMON   337358105    10549        197400 SH
    SOLE     2              197400
GENERAL ELEC CO                  COMMON   369604103    22158        200300 SH
    SOLE     2              200300
HALLIBURTON CO                   COMMON   406216101    10226        265600 SH
    SOLE     2              265600
HARTFORD LIFE INC                COMMON   416592103     5033         91500 SH
    SOLE     2               91500
HONEYWELL INC                    COMMON   43850610      7695        101500 SH
    SOLE     2              101500
HUBBELL INC -CL B                COMMON   443510201     6140        153500 SH
    SOLE     2              153500
LEAR CORP                        COMMON   521865105    10800        253000 SH
    SOLE     2              253000
MBIA INC                         COMMON   55262C100     4681         80700 SH
    SOLE     2               80700
MEAD CORP                        COMMON   582834107     3675        119500 SH
    SOLE     2              119500
MONSANTO CO                      COMMON   61166210      1883         41000 SH
    SOLE     2               41000
PHILIP MORRIS COS                COMMON   718154107     4096        116400 SH
    SOLE     2              116400
SAKS INCORPORATED                COMMON   79377W108     3643        140100 SH
    SOLE     2              140100
TYCO INTERNATIONAL LTD           COMMON   902124106     7735        107800 SH
    SOLE     2              107800